DEFERRED TAX ASSETS AND LIABILITIES - UNRECOGNIZED DEFERRED TAX OF CERTAIN SUBSIDIARIES - NARRATIVE (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible tax losses carried forward	¥ 18,308	¥ 20,821
Write-down of deferred tax assets	188	¥ 26	¥ 811
Within one year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible tax losses carried forward	2,373
Between one and two years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible tax losses carried forward	3,887
Between two and three years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible tax losses carried forward	3,673
Between three and four years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible tax losses carried forward	5,938
Later than four years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible tax losses carried forward	¥ 2,437